Stockholders’ Deficit - Schedule of Stock by Class (Details)	Oct. 23, 2025	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		38,665,472	18,205,700
Subsequent Event
Class of Stock [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Common stock warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		35,346,953	9,421,526
Merger earnout consideration shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		2,000,000	2,000,000
Options outstanding under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		1,106,978	739,645
Options available under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		125,190	46,386
Potential shares from convertible notes
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		86,351	84,400